Inventories	12 Months Ended
Nov. 30, 2024
Classes of current inventories [abstract]
Inventories
9.	Inventories

	2024	2023

Raw materials	$1,473	$2,262

Work in progress	2,558	1,708

Finished goods	1,250	2,096

	$5,281	$6,066

In fiscal 2024, inventories of $18,597 (2023 – $18,540) were recognized as an expense and included in cost of goods sold.
In fiscal 2024, an inventory provision of $1,749 (2023 – $220) was recognized pending marketing approval of the F8 formulation of tesamorelin and recorded in cost of sales. Also, in fiscal 2024, an amount of $153 was reversed (2023 – provision of $197) from the inventory provision related to F4.
In fiscal 2023, Inventories for an amount of $3,295 was returned to TaiMed and accounts payable was reduced by a total amount of
€
3,179 ($3,399).
Inventories were written down to net realizable value by an amount of $2,137 in 2022, which was recorded in cost of sales, which includes a provision of $1,477 on the F8 formulation, $339 on material for the pen in development to be used in conjunction with the F8 formulation, $252 on expired raw material and $69 on excess stock of
EGRIFTA
®
as a result of the Company’s decision to withdraw the product from the market in Canada.